Cash and cash equivalents	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents
Cash and cash equivalents

4.            Cash and cash equivalents

Cash and cash equivalents represent cash on hand, cash held at bank, and time deposits placed with banks or other financial institutions, which have original maturities of three months or less. Cash and cash equivalents balance as of December 31, 2024 and 2025 primarily consist of the following currencies:

	December 31, 2024		December 31, 2025
		US$		US$
(In thousands)	Amount	equivalent	Amount	equivalent
RMB	585,376	81,434	613,776	87,323
US$	89,514	89,514	65,847	65,847
SGD	7,327	5,437	4,769	3,704
Hong Kong Dollar	7,296	940	992	128
Others	Not applicable	4	Not applicable	18
Total	—	177,329	—	157,020

As of December 31, 2024 and 2025, included in the cash and cash equivalents are time deposits with original maturities of three months or less of US$70,860,000 and US$42,600,000, respectively.